ORGANIZATION AND BASIS OF PRESENTATION - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 01, 2022 USD ($) $ / shares	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Proceeds from consummation of separation transaction	$ 1,800		$ 1,842	$ 0
Common shares, par value, (dollars per share) | $ / shares	$ 0.001		$ 0.0001	$ 0.0001
Contingent consideration, liability, share | shares			1
Voting interest prior to combination, percentage	0.85
Net Business Combination and related transactions			$ 95,769
Total revenues			59,077	$ 34,748
Net loss			$ (22,334)	$ (27,042)
Subsequent Event
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Milestone payments		$ 35,000